Mar. 25, 2020

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED MARCH 25, 2020 TO THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION (“SAI”), OF THE FUNDS LISTED ON SCHEDULE A

1. The principal investment strategy of each fund is replaced with the following, which supersedes any descriptions of the fund’s investment strategy or investment policies to the contrary in the Summary Prospectus, Prospectus or SAI:

The fund is a money market fund that, under normal circumstances, invests at least 80% of its net assets in U.S. Treasury obligations. In addition, the fund may invest in repurchase agreements that are fully collateralized by U.S. Treasury obligations or cash. U.S. Treasury obligations include, without limitation, U.S. Treasury bills, notes and bonds; STRIPS, which are individual interest and principal components of eligible Treasury notes and bonds that are traded as separate securities; and TIPS, which are inflation-protected securities issued by the U.S. Treasury, the principal of which increases with inflation and decreases with deflation, as measured by the Consumer Price Index.

The fund holds all of its assets in U.S. Treasury obligations, repurchase agreements that are fully collateralized by U.S. Treasury obligations, and cash. Therefore, the fund meets the requirement under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), that a government money market fund invest at least 99.5% of its total assets in U.S. government obligations, cash, and/or repurchase agreements that are fully collateralized by U.S. government obligations or cash.

As a government money market fund, the fund tries to maintain a share price of $1.00. The fund invests in accordance with the credit quality, liquidity, diversification and portfolio maturity requirements of Rule 2a-7 under the 1940 Act. Where required, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

The fund may hold cash for cash management and defensive purposes. During unusual market conditions, the fund may hold up to 100% of its assets in cash. Although the fund intends to invest in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

2. The “Principal risks” sections of the Summary Prospectus and Prospectus are supplemented with the following, which supersedes any descriptions therein to the contrary.

Repurchase agreements risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the fund has purchased has decreased, the fund could experience a loss. The use of repurchase agreements may produce income that is not exempt from state personal income tax.